Income tax expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax expense
Current tax expense	£ 89	£ 94	£ 76
Adjustment in respect of previous periods	5	(8)	2
Total current tax	94	86	78
Deferred tax expense/(credit)	11	30	(3)
Deferred tax adjustment in respect of previous periods	(7)	(4)	(11)
Total deferred tax	4	26	(14)
Total income tax expense	£ 98	£ 112	£ 64